THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
GE Investment
Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

DISTRIBUTOR & ADMINISTRATOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202-5627

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York  10022

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1978
Boston, Massachusetts  02105

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442

GE INVESTMENTS
--------------------------------------------------------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR

ALPS  MUTUAL FUNDS SERVICES
--------------------------------------------------------------------------------
SPONSOR AND DISTRIBUTOR


[DESIGN]


FINANCIAL INVESTORS TRUST





--------------------------------------------------------------------------------
                                  Semi-Annual Report
--------------------------------------------------------------------------------



OCTOBER 31, 1997







GE INVESTMENTS
--------------------------------------------------------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR

LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------


Dear Shareholders:

I am pleased to report to you that the net assets in Financial Investors Trust have grown since the Trust's fiscal year ended April 30, 1997. As of October 31, 1997, the net assets of Financial Investors Trust were at $286,491,965, up 12%.


Our shareholders continually stress the importance of these Financial Investors Trust benefits:

    1. Financial Investors Trust's first priority is safety. As you are aware, both the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are AAA rated by both Fitch and Standard & Poor's. As a consequence, the weighted average maturities are limited to 60 days. Many competitor funds, in a search for higher yields, include commercial paper and certain forms of derivative securities among their permissible investments. We have chosen not to permit these types of investments. We only select direct U.S. Treasury, U.S. Government and Agency securities, and repurchase agreements collateralized to 102% by these obligations for our Funds.

    2. GE Investment Management Incorporated, one of the nation's largest and most highly respected financial advisers, serves as investment adviser to both Funds. They manage approximately $60 billion in assets, including $1.5 billion in money market assets. Their experience, knowledge, reputation and financial strength are a comfort to us and I'm sure to you, the shareholders of Financial Investors Trust.

    3. The people at Financial Investors Trust know the value of personalized service for each of our shareholders and strive to accommodate each shareholder's unique needs. Our representatives are available from 9:00 a.m. to 8:00 p.m. ET to help you with any questions you may have about your accounts. In addition, we send a regularly scheduled fax to all interested parties providing Fund information on yields and maturities. If you would prefer to have personal access to your accounts, we can accommodate you with our remote access software package that is easy to use and allows you to perform inquiries and transaction processing right at your desk. And, since we know that all cash management decisions are not made by lunchtime, we have established late cutoff times for both purchases (5:00 p.m. ET) and redemptions (1:00 p.m. ET).

We appreciate your support of the Funds and as always are pleased to hear from you. You can be assured that we will be responsive and courteous to any requests or suggestions.

Sincerely,



/s/ W. Robert Alexander

W. Robert Alexander
Chairman
Financial Investors Trust


THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS TRANSMITTED TO THE SHAREHOLDERS OF THE FUNDS FOR THEIR INFORMATION. THIS IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OF SHARES OF THE FUNDS OR ANY SECURITIES MENTIONED IN THIS REPORT.

                                                                               1
--------------------------------------------------------------------------------

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND

The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements collateralized to 102% by these obligations. Please note that the government guarantee supporting the Fund's investments applies only to the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the credit of a repurchase agreement counterparty, the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing rates of market interest. The Fund is required to maintain a dollar-weighted average portfolio maturity of


U.S. TREASURY MONEY MARKET FUND SECTOR PROFILE as of October 31, 1997


U.S. Treasury Notes & Bills                       44%

Repurchase Agreements                             56%


[PIE GRAPH]


U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
7-Day SEC Yield:          5.22%

THIS YEILD IS AS OF 10/31/97 AND REFLECTS REINVESTMENT OF ALL DIVIDEND DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT, AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS IN EFFECT, THE YIELD WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS 5/25/94.


COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE FINANCIAL INVESTORS TRUST U.S. TREASURY MONEY MARKET FUND AND THE IBC/DONOGHUE TREASURY & REPURCHASE AGREEMENT AVERAGE


[GRAPH]

[PLOT POINTS TO COME HERE]


Please Note: Performance is for the period ended 10/31/97. Past performance is not predictive of future results. The Money Fund Report, IBC/Donoghue Money Fund Average-TM- (U.S. Treasuries & Repurchase Agreements) was composed of 74 funds as of October 31, 1997.

2
--------------------------------------------------------------------------------

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND (CONTINUED)

90 days or less. However, the Fund seeks a dollar-weighted average portfolio maturity of 60 days or less in order to preserve its AAA rating. The Fund also seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this.

    As of October 31, 1997, the Fund had a 7-day effective yield of 5.36% and a 7-day SEC yield of 5.22%, compared with 5.31% and 5.17%, respectively, on April 30, 1997. At the end of the six month period, the average portfolio maturity of the Fund was 56 days. The 90-day Treasury Bill yielded 5.17% as of October 31, 1997. The IBC/Donoghue Money Fund average one month yield for the U.S. Treasuries & Repurchase Agreements index was 4.83% on October 31, 1997. The Fund's portfolio composition as of October 31, 1997, was 56% repurchase agreements and 44% U.S. Treasury Notes and Bills.

    Economic data since the first quarter has shown moderate growth and low inflation, resulting in no Federal Reserve intervention. It is still expected that inflation will rise as consumer and business spending continue, construction rebounds and the Consumer Price Index increases to keep pace with the Producer Price Index. However, with the foreign markets exhibiting high volatility, the Treasury yield curve has flattened, led by the 30-year Treasury dropping by 80 basis points from 6.95% to 6.15% during the six month period. Considering this mixture of inconclusive economic news, Fed rates should remain unchanged through the rest of 1997. During the six month period, the Fund shortened duration and maintained yield by reinvesting in higher overnight rates. With recent market volatility, the Fund extended duration and gained yield. Our strategy now is to target a maturity range of 35-50 days, monitoring economic and world news, and buy on strength to maintain duration while sustaining yield.







THE VIEW EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH OCTOBER 31, 1997. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                                                                               3
--------------------------------------------------------------------------------

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

    The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities and repurchase agreements collateralized to 102% by these obligations. Please note that the government guarantee supports only the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing rates of market interest. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. However, the


U.S. GOVERNMENT MONEY MARKET FUND SECTOR PROFILE as of October 31, 1997

U.S. Government Agencies                          41%

Repurchase Agreements                             52%

U.S. Treasury Notes & Bills                        7%


[PIE GRAPH]


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
7-Day SEC Yield:            5.54%

THIS YIELD IS AS OF 10/31/97 AND REFLECTS REINVESTMENT OF ALL DIVIDEND DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS IN EFFECT, THE YIELD WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS 7/10/96.

COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE FINANCIAL INVESTORS TRUST U.S. GOVERNMENT MONEY MARKET FUND AND THE IBC/DONOGHUE GOVERNMENT ONLY-INSTITUTIONAL ONLY FUND AVERAGE


[GRAPH]


[PLOT POINTS TO COME HERE]


Please Note: Performance is for the period ended 10/31/97. Past performance is not predictive of future results. The Money Fund Report, IBC/Donoghue Money Fund Average-TM- (Government Only-Institutional Only) was composed of 194 funds as of October 31, 1997.

4
--------------------------------------------------------------------------------

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

Fund seeks a dollar-weighted average portfolio maturity of 60 days or less in order to preserve its AAA rating. The Fund also seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this.

    As of October 31, 1997, the Fund had a 7-day effective yield of 5.69% and a 7-day SEC yield of 5.54%, compared with 5.44% and 5.29%, respectively, on April 30, 1997. At the end of the six month period, the average portfolio maturity of the Fund was 24 days. The 90-day Treasury Bill yielded 5.17% on October 31, 1997. The IBC/Donoghue Money Fund average one month yield for the Government Only-Institutional Only Funds was 5.11% on October 31, 1997. The Fund's portfolio composition as of October 31, 1997, was 52% repurchase agreements, 41% U.S. Government Agencies and 7% U.S. Treasury Notes and Bills.

    After the Federal Reserve raised rates in the first quarter, the economic outlook painted a picture of higher rates for the remainder of 1997. The market however, has exhibited an interesting dilemma for the past six months: above trend growth (low unemployment, higher commodity prices, moderate producer prices) versus low inflation (low to moderate housing starts, low consumer prices). The result has been no change in monetary policy by the Federal Reserve. With Asian and even domestic equity markets showing signs of volatility, the forecast is for no further rate increases by the Federal Reserve until after the new year. Within the six month period, the Fund maintained the target duration and was able to improve upon its yield by buying when opportunities presented themselves. Our strategy is to maintain the average portfolio maturity between 24 and 35 days, staying short of IBC's current average of 44 days. This will allow us to take advantage of year-end price pressures and to capitalize if rates do in fact rise, allowing the Fund to raise yield and maintain duration.






THE VIEW EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH OCTOBER 31, 1997. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                                                                               5
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
- see accompanying statement                                       $130,250,583
Interest receivable                                                   1,177,727
Organizational costs, net of accumulated amortization                   106,705
Other                                                                     1,565
-------------------------------------------------------------------------------

  Total Assets                                                      131,536,580
-------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                       606,404
Advisory fees payable                                                     5,838
Accrued expenses                                                         41,277
-------------------------------------------------------------------------------

  Total Liabilities                                                     653,519
-------------------------------------------------------------------------------

NET ASSETS                                                         $130,883,061
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                    $130,910,698
Accumulated net realized loss                                           (27,637)
-------------------------------------------------------------------------------

NET ASSETS                                                         $130,883,061
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares of beneficial interest outstanding                           130,910,698
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Net asset value and redemption value per share                     $       1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


See notes to financial statements.




6
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)


Face Value                                                                  Market Value*
----------                                                                  -------------
                   U.S. TREASURY OBLIGATIONS  43.82%
--------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Notes:
  $  6,000,000     7.38%, 11/15/97                                          $   6,003,335
    15,000,000     6.00%, 11/30/97                                             15,004,266
     7,500,000     7.25%, 2/15/98                                               7,537,671

    13,000,000     7.88%, 4/15/98                                              13,140,285
     8,000,000     5.13%, 5/15/98                                               8,028,020
     7,500,000     8.25%, 7/15/98                                               7,639,814
                                                                            -------------

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $57,353,391)                                                            57,353,391
                                                                            -------------


                   REPURCHASE AGREEMENTS
                   COLLATERALIZED BY U.S. GOVERNMENT
                   OBLIGATIONS  55.70%                                                        Collateral Value
--------------------------------------------------------------------------------------------------------------
     6,300,000     Repurchase agreement with Chase Securities Inc.,
                   5.63%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Notes, 5.88% due
                   2/15/00, 6.88% due 3/31/00, 5.50% due 4/15/00,
                   6.75%, due 4/30/00, 6.38% due 5/15/00                        6,302,956          $6,428,169

     6,300,000     Repurchase agreement with Deutsche Bank Corp.,
                   5.69%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Note, 5.13% due
                   12/31/98                                                     6,302,987           6,426,259

     6,300,000     Repurchase agreement with Harris Nesbitt,
                   5.65%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Bills, due 12/4/97,
                   12/26/97, 1/2/98, 4/2/98, 8/20/98 and 10/15/98,
                   and U.S. Treasury Notes, 6.38% due 5/15/99,
                   6.00% due 10/15/99, 6.25% due 5/31/00                        6,302,966           6,426,504

     6,300,000     Repurchase agreement with J.P. Morgan,
                   5.65%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Bill, due 1/22/98            6,302,966          6,426,850

                                                                               7
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED) (CONTINUED)


FACE VALUE                                                                  MARKET VALUE*    COLLATERAL VALUE
----------                                                                  ---------------------------------
                   REPURCHASE AGREEMENTS
                   COLLATERALIZED BY U.S. GOVERNMENT
                   OBLIGATIONS  (continued)
--------------------------------------------------------------------------------------------------------------
$     6,300,000    Repurchase agreement with Merrill Lynch Inc.,
                   5.60%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Strip, due
                   5/15/16                                                     $6,302,940          $6,426,886

     6,300,000     Repurchase agreement with Morgan Stanley Inc.,
                   5.65%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Note, 6.25% due
                   8/31/00                                                      6,302,966           6,438,101

    28,763,000     Repurchase agreement with State Street Bank
                   Corp., 5.60%, dated 10/31/97 and maturing
                   11/3/97, collateralized by U.S. Treasury Bond,
                   8.38% due 8/15/08                                           28,776,424          29,793,905

     6,300,000     Repurchase agreement with UBS Securities Inc.,
                   5.69%, dated 10/31/97 and maturing 11/3/97,
                   collateralized by U.S. Treasury Bonds, 7.88%
                   due 11/15/07, 8.75% due 11/15/08, 9.13%
                   due 5/15/09, 10.38% due 11/15/12, 11.75%
                   due 11/15/14, 9.88% due 11/15/15, 7.50%
                   due 11/15/16, 8.75% due 5/15/17, 8.50% due
                   2/15/20, 8.13% due 5/15/21, 8.13% due
                   8/15/21, 8.00% due 11/15/21, 7.50% due
                   11/15/24, 6.63% due 2/15/27                                  6,302,987           6,427,299
                                                                            ---------------------------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $72,897,192)                                                            72,897,192          74,793,973
                                                                            ---------------------------------

TOTAL INVESTMENTS
  (Cost $130,250,583)                                     99.52%              130,250,583

Other Assets in Excess of Liabilities                      0.48%                  632,478
                                                  ---------------------------------------

NET ASSETS                                               100.00%             $130,883,061

                                                  ---------------------------------------
                                                  ---------------------------------------

*See note 1 to financial statements.


8
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)


INVESTMENT INCOME                                                  $  4,872,674
-------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                         44,107
Administration Services * (Note 3)                                      371,095
Legal                                                                    37,403
Amortization of organization costs                                       34,609
Insurance                                                                13,905
Registration                                                              4,313
Other                                                                     2,039
-------------------------------------------------------------------------------

Total Expenses                                                          507,471
-------------------------------------------------------------------------------

Expenses waived by administrator                                       (218,935)
-------------------------------------------------------------------------------

Net Expenses                                                            288,536
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 4,584,138
-------------------------------------------------------------------------------

REALIZED GAIN ON INVESTMENTS                                              6,180
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  4,590,318
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Administration services include: fund accounting, daily pricing, licensing and registration, shareholder services, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.


                                                                               9
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the Six Months       For the
                                                                          Ended October 31, 1997    Year Ended
                                                                               (Unaudited)         April 30, 1997
                                                                          ---------------------------------------
OPERATIONS
Net investment income                                                       $   4,584,138         $  13,275,525
Net realized gain on investments                                                    6,180                     0
-----------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                            4,590,318            13,275,525

Dividends to shareholders from net investment income                           (4,584,138)          (13,275,525)
-----------------------------------------------------------------------------------------------------------------

Change in net assets from operations                                                6,180                     0
-----------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                   497,004,408           762,297,270
Dividends reinvested                                                            4,506,582            12,941,419
-----------------------------------------------------------------------------------------------------------------

                                                                              501,510,990           775,238,689
Shares redeemed                                                              (538,325,859)         (923,910,706)
-----------------------------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
 transactions                                                                 (36,814,869)         (148,672,017)
-----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
                                                                              (36,808,689)         (148,672,017)

NET ASSETS:
Beginning of period                                                           167,691,750           316,363,767
-----------------------------------------------------------------------------------------------------------------

End of period                                                               $ 130,883,061         $ 167,691,750
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


See notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):



                                                       For the Six
                                                       Months Ended           For the Year Ended April 30,
                                                     October 31, 1997*   1997           1996          1995 (2)
                                                     -----------------------------------------------------------
Net asset value - beginning of period                  $1.00             $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.03              0.05           0.05           0.04
----------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment income                   (0.03)            (0.05)         (0.05)         (0.04)
Net asset value - end of period                        $1.00             $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Total return                                            2.68%             5.15%          5.44%          4.71%(3)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $130,883          $167,692       $316,364       $109,055
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                 0.33%(3)          0.30%          0.30%          0.50%(3)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
 average net assets                                     5.20%(3)          5.02%          5.36%          4.87%(3)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net
 assets without fee waivers                             0.58%(3)          0.67%          0.71%          1.32%(3)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
 average net assets without fee waivers                 4.96%(3)          4.65%          4.95%          4.05%(3)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


*Unaudited
(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on May 25, 1994.
(3) Annualized

See notes to financial statements.


                                                                              11
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                     $165,026,748
Interest receivable                                                    327,961
Organizational costs, net of accumulated amortization                    5,274
Other                                                                   14,568
-------------------------------------------------------------------------------

    Total Assets                                                   165,374,551
-------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                                     8,950,204
Dividends payable                                                      747,888
Advisory fees payable                                                    5,603
Accrued expenses                                                        61,952
-------------------------------------------------------------------------------

    Total Liabilities                                                9,765,647
-------------------------------------------------------------------------------

NET ASSETS                                                        $155,608,904
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                   $155,773,322
Accumulated net realized loss                                         (164,418)
-------------------------------------------------------------------------------

NET ASSETS                                                        $155,608,904
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares of beneficial interest outstanding                          155,622,033
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Net asset value and redemption value per share                    $        1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


See notes to financial statements.


12
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)

Face Value                                                         Market Value*
----------                                                         ------------

                  U.S. GOVERNMENT AGENCY
                  OBLIGATIONS  43.76%
--------------------------------------------------------------------------------
                  Federal Home Loan Bank
     $5,000,000   5.37%, 12/3/97                                     $4,977,272
      4,000,000   5.48%, 1/12/98                                      3,957,358
      6,675,000   5.48%, 1/14/98                                      6,601,730

                  Federal Home Loan Mortgage Corp.
      7,000,000   5.40%, 11/7/97                                      6,995,780
      5,000,000   5.47%, 12/17/97                                     4,966,552

                  Federal National Mortgage Association

      9,820,000   5.47%, 11/24/97                                     9,788,633
     10,000,000   5.41%, 12/16/97                                     9,934,911
      6,000,000   5.47%, 1/21/98                                      5,927,913

                  Federal Farm Credit Bank
      5,000,000   5.50%, 11/7/97                                      4,996,943
     10,000,000   5.38%, 12/4/97                                      9,953,352
                                                                   ------------

TOTAL U.S. GOVERNMENT Agency obligations
  (Cost $68,100,444)                                                 68,100,444
                                                                   ------------

                  U.S. TREASURY OBLIGATIONS  7.42%
--------------------------------------------------------------------------------
                  U.S. Treasury Notes:
      4,000,000   7.38%, 11/15/97                                     4,002,223
      5,000,000   6.00%, 11/30/97                                     5,001,422
      2,500,000   8.25%, 7/15/98                                      2,546,605
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $11,550,250)                                                 11,550,250
                                                                   ------------


                                                                              13
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED) (CONTINUED)


Face Value                                                              Market Value*    Collateral Value
----------                                                              ---------------------------------
                  REPURCHASE AGREEMENTS
                  COLLATERALIZED BY U.S.
                  GOVERNMENT OBLIGATIONS  54.87%
---------------------------------------------------------------------------------------------------------
    $ 7,700,000   Repurchase agreement with Chase Securities
                  Inc., 5.63%, dated 10/31/97 and maturing
                  11/3/97, collateralized by U.S. Treasury Note,
                  5.88% due 2/15/00                                       $7,703,613           $7,854,011

      7,700,000   Repurchase agreement with Deutsche Bank Corp.,
                  5.69%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by U.S. Treasury Note, 5.13%
                  due 12/31/98                                             7,703,651            7,854,430

      7,700,000   Repurchase agreement with Harris Nesbitt,
                  5.65%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by U.S. Treasury Bill, due 4/2/98,
                  U.S. Treasury Bonds, 15.75% due 11/15/01, and
                  6.50% due 11/15/26, and U.S Treasury Notes, 6.00%
                  due 12/31/97, 9.25% due 8/15/98, 5.88% due
                  8/31/99, 5.88% due 11/15/99, 6.38% due
                  1/15/00, 6.88% due 3/31/00, 7.25% due 8/15/04,
                  5.88% due 11/15/05                                       7,703,625            7,854,119

      7,700,000   Repurchase agreement with J.P. Morgan,
                  5.65%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by U.S. Treasury Bill, due
                  1/22/98                                                  7,703,625            7,854,709

      7,700,000   Repurchase agreement with Merrill Lynch Inc.,
                  5.60%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by U.S. Treasury Strip, due
                  5/15/16                                                  7,703,593            7,854,035

      7,700,000   Repurchase agreement with Morgan Stanley Inc.,
                  5.65%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by U.S. Treasury Note, 6.25% due
                  1/31/02                                                  7,703,626            7,872,710


14
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED) (CONTINUED)


Face Value                                                              Market Value*    Collateral Value
----------                                                              ---------------------------------
                  REPURCHASE AGREEMENTS
                  COLLATERALIZED BY U.S.
                  GOVERNMENT OBLIGATIONS (continued)
---------------------------------------------------------------------------------------------------------

   $ 31,436,000   Repurchase agreement with State Street Bank
                  Corp., 5.60%, dated 10/31/97 and maturing
                  11/3/97, collateralized by U.S. Treasury Bond,
                  8.38% due 8/15/08                                      $31,450,670          $32,562,212

      7,700,000   Repurchase agreement with UBS Securities Inc.,
                  5.69%, dated 10/31/97 and maturing 11/3/97,
                  collateralized by FNMA, 5.56% due 11/21/97               7,703,651            7,856,802
                                                                        ---------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $85,376,054)                                                      85,376,054           87,563,028
                                                                        ---------------------------------

TOTAL INVESTMENTS
  (Cost $165,026,748)                                   106.05%          165,026,748

Liabilities in Excess of Other Assets                    (6.05%)          (9,417,844)
                                                       -----------------------------

NET ASSETS                                              100.00%         $155,608,904
                                                       -----------------------------
                                                       -----------------------------


*See note 1 to financial statements.


                                                                              15
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)


INVESTMENT INCOME                                                    $3,432,841
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                         24,802
Administration services * (Note 3)                                      117,535
Legal                                                                    23,259
Amortization of organization costs                                        1,820
Insurance                                                                 1,049
Registration                                                              3,687
Miscellaneous                                                             1,275
--------------------------------------------------------------------------------

Total Expenses                                                          173,427
--------------------------------------------------------------------------------

Expenses waived by administrator                                        (49,417)
--------------------------------------------------------------------------------

NET EXPENSES                                                            124,010
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,308,831
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,308,831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.


See notes to financial statements.


16
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      For the Six Months          For the
                                                    Ended October 31, 1997     Year Ended
                                                          (Unaudited)         April 30, 1997
                                                    ---------------------------------------
OPERATIONS

Net investment income                                    $   3,308,831       $   3,710,825
Net realized gain on investments                                     0              22,252
Net change in unrealized appreciation/depreciation                   0             (40,458)
-------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations         3,308,831           3,692,619

Dividends to shareholders from net investment income        (3,308,831)         (3,710,825)
-------------------------------------------------------------------------------------------

Change in net assets from operations                                 0             (18,206)
-------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                302,287,243         211,760,515
Dividends reinvested                                         2,540,970           2,781,667
------------------------------------------------------------------------------------------

                                                           304,828,213         214,542,182
Shares redeemed                                           (236,634,961)       (158,190,472)
-------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
     transactions                                           68,193,252          56,351,710
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  68,193,252          56,333,504

NET ASSETS:
Beginning of year                                           87,415,652          31,082,148
-------------------------------------------------------------------------------------------

End of year                                              $ 155,608,904       $  87,415,652
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                              17
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                    For the Six
                                                    Months Ended                   For the Year Ended April 30,
                                                  October 31, 1997*        1997               1996                1995 (2)
                                                  --------------------------------------------------------------------------
Net asset value - beginning of period                 $1.00               $1.00              $1.00                $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.03                0.14               0.55                 0.44
Net realized and unrealized gain (loss)
  on investments                                       0.00                0.00               0.00                (0.03)
----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                0.03               (0.14)              0.55                 0.41
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.03)              (0.14)             (0.55)               (0.44)
Stock Split (Note 4)                                   0.00               (8.97)              0.00                 0.00
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                         0.03               (9.11)             (0.55)               (0.44)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                       $1.00               $1.00              $9.97                $9.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total return                                           2.75%               5.23%              5.65%                4.73%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     155,609             $87,416            $31,082              $41,893
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.20%(4)            0.23%              0.60%                0.45%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                   5.34%(4)            5.13%              5.38%                5.23%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                  0.28%(4)            0.39%              0.85%                0.65%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers               5.26%(4)            4.97%              5.12%                5.03%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 n/a(3)              n/a(3)            0.00%              827.35%(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


*Unaudited
(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on June 7, 1994.
(3) A portfolio turnover rate is calculated for non-money market funds and is therefore no longer applicable for the U.S. Government Money Market Fund (see Note 4).
(4) Annualized.


See notes to financial statements.

18
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

    Financial Investors Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund (the "Funds") are represented by separate series of shares of beneficial interest of the Trust, which is organized as a Delaware business trust.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATION: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund value their securities on the basis of amortized cost which approximates market value. Prior to July 10, 1996 (see Note 4), the U.S. Government Money Market Fund (then the Short-term U.S. Government Income Fund) valued its securities, other than short-term securities, at market value as determined by the last sales price of the day. Short-term securities were valued at amortized cost which approximates market value.

    REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

    ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of the initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

                                                                              19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  SHARES OF BENEFICIAL INTEREST

    On October 31, 1997, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    U.S. Treasury Money Market Fund                  U.S. Government Money Market Fund
                               ------------------------------------------       -------------------------------------------
                                For the Six Months     For the Year Ended       For the Six Months       For the Year Ended
                               Ended Oct. 31, 1997       April 30, 1997         Ended Oct. 31, 1997        April 30, 1997
                               ------------------------------------------       -------------------------------------------
Shares Sold                      497,004,408              762,297,270              302,287,243              209,836,616
---------------------------------------------------------------------------------------------------------------------------
Shares Reinvested                  4,506,582               12,941,419                2,540,970                2,517,778
---------------------------------------------------------------------------------------------------------------------------
Stock Split (Note 4)                       -                        -                        -               27,832,061
---------------------------------------------------------------------------------------------------------------------------
    Total                        501,510,990              775,238,689              304,828,213              240,186,455
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                  538,325,859              923,910,706              236,634,961              155,874,732
---------------------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease)                       (36,814,869)            (148,672,017)              68,193,252               84,311,723
---------------------------------------------------------------------------------------------------------------------------


20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

    The Trust has entered into Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). Pursuant to these advisory agreements, GEIM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                     U.S Treasury      U.S. Government
    Average Net Assets            Money Market Fund   Money Market Fund
    ------------------            -----------------   -----------------
    First $500 million                  0.05%               0.04%
    Next $500 million                   0.075%              0.06%
    Next $500 million                   0.10%               0.08%
    In excess of $1.5 billion           0.15%               0.08%

    ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. Prior to October 8, 1997, ALPS was entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, at the annual rate of .18 percent of average daily net assets up to $500 million, .15 percent on the next $500 million and .12 percent on assets in excess of $1 billion, subject to a minimum monthly fee of $62,500 for the U.S. Treasury Money Market Fund and $7,500 for the U.S Government Money Market Fund. Effective October 8, 1997, the Trustees of the Trust approved certain amendments to the administration fees paid to ALPS. Pursuant to the revised administration fees, ALPS is now entitled to receive a fee from the U.S. Treasury Money Market Fund at the annual rate of .26 percent of average daily net assets up to $500 million, .24 percent on the next $500 million and
 .22 percent on assets in excess of $1 billion, subject to a minimum monthly fee of $50,000. For the U.S. Government Money Market Fund, ALPS is now entitled to receive a fee at the annual rate of .16 percent of average daily net assets up to $500 million, .14 percent on the next $500 million and .12 percent on assets in excess of $1 billion, subject to a minimum monthly fee of $30,000. In addition, for the six months ended October 31, 1997, ALPS waived a portion of its administration fee for each Fund.

    One shareholder of the U.S. Treasury Money Market Fund owned 13.3 percent of that Fund's outstanding shares at October 31, 1997. Three shareholders of the U.S. Government Money Market Fund owned 20.7 percent, 15.7 percent and
14.2 percent of that Fund's outstanding shares at October 31, 1997.

                                                                              21
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  FUNDAMENTAL CHANGES

    At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.

22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    INTENTIONALLY
                                      LEFT BLANK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              23
--------------------------------------------------------------------------------